Exchange Rate Differences on Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions in foreign currency [abstract]
Exchange rate differences on gold and foreign currency
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.24	12.31.23	12.31.22
For Trading of foreign currency	84,571,452	61,253,725	63,008,764
For Valuation of Assets and Liabilities in Foreign Currency	83,539,487	1,387,016,368	85,149,356
Total	168,110,939	1,448,270,093	148,158,120